GENERAL (Details)	12 Months Ended
	Dec. 31, 2021 stoke_engine carrier	Dec. 31, 2021 carrier m_type	Dec. 31, 2021 xd_f carrier	Dec. 31, 2021 carrier megi_frs	Dec. 31, 2021 megi_prs carrier
Accounting Policies [Abstract]
Number of carriers in operation	13	13	13	13	13
Number of vessels	2	9	4	3	4